Notes Related to the Consolidated Statement of Income (Loss) - Summary of Operating Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating expenses [line items]
Consumables	€ 2,539	€ 2,136	€ 1,076
Rental and maintenance	1,531	1,156	767
Services, subcontracting and fees	17,042	14,203	7,497
Personnel expenses	11,604	7,995	5,603
Other	1,008	613	3,200
Depreciation and amortization	530	425	288
Total	34,254	26,528	18,512
Research and development expenses [member]
Disclosure of operating expenses [line items]
Consumables	2,391	2,071	1,040
Rental and maintenance	636	645	462
Services, subcontracting and fees	14,175	11,409	4,475
Personnel expenses	7,916	5,282	3,977
Other	81	35	572
Depreciation and amortization	263	277	250
Total	25,463	19,720	10,776
Research and development expenses [member] | Other research and development expenses [member]
Disclosure of operating expenses [line items]
Consumables	1,859	917	244
Rental and maintenance	140	161	204
Services, subcontracting and fees	1,423	2,547	1,539
Personnel expenses	2,023	1,173	1,506
Other	20	8	56
Depreciation and amortization	94	25	26
Total	5,559	4,831	3,575
Research and development expenses [member] | Clinical studies [member]
Disclosure of operating expenses [line items]
Consumables	532	1,153	796
Rental and maintenance	496	484	259
Services, subcontracting and fees	12,407	8,410	2,570
Personnel expenses	5,828	4,070	2,384
Other	44	27	513
Depreciation and amortization	169	252	224
Total	19,476	14,397	6,745
Research and development expenses [member] | Intellectual property [member]
Disclosure of operating expenses [line items]
Services, subcontracting and fees	345	453	366
Personnel expenses	66	39	87
Other	17		3
Total	428	491	456
General and administrative expense [member]
Disclosure of operating expenses [line items]
Consumables	148	66	36
Rental and maintenance	894	511	304
Services, subcontracting and fees	2,867	2,793	3,022
Personnel expenses	3,688	2,713	1,627
Other	927	577	2,627
Depreciation and amortization	266	148	39
Total	€ 8,791	€ 6,808	€ 7,736